Investments in associates - Disclosure of investments accounted for using equity method (Details) - Investments accounted for using equity method [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Aggregate amount of the Company's share of net loss	$ 456	$ (583)
Aggregate amount of the Company's share of other comprehensive loss	0	0
Aggregate carrying value of investments	13,049	12,999
Aggregate fair value of investments	$ 6,676	$ 45,426